Goodwill and intangible assets - Schedule of Future Amortization of Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 4.3
2026	4.0
2027	4.0
2028	4.0
2029	4.0
Thereafter	15.2
Net Carrying Amount	$ 35.5	$ 42.7